WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
SUMMARY OF AGGREGATE FAIR VALUES FOR THE WARRANT DERIVATIVE LIABILITY

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions for the Offering:

Exercise price per share of warrant	$0.85
Fair market closing price per share of Common Stock	$0.58
Volatility	83%
Expected term (years)	5
Risk-free interest rate	4.12%
Dividend yield	0%

SCHEDULE OF CLASS OF WARRANT

	Number of warrants issued	Weighted- average exercise price	Number of warrants exercised	Number of warrants outstanding
Pre-IPO convertible notes	2,900,904	$5.31	—	2,900,904
IPO tradeable	2,326,835	3.06	(725,580)	1,601,255
IPO non-tradeable	3,015,464	3.06	(311,006)	2,704,458
Direct offering March 8, 2024	1,600,000	1.64	(1,066,667)	533,333
Placement agent direct offering March 8, 2024	32,000	1.64	—	32,000
Inducement/direct offering August 5, 2024	1,752,082	1.50	(1,302,082)	450,000
Placement agent direct offering August 5, 2024	49,862	1.50	—	49,862
Direct offering October 21, 2024	2,662,782	1.50	(1,136,391)	1,526,391
Placement agent direct offering October 21, 2024	61,448	1.50	—	61,448
Warrant inducement February 25, 2025	2,926,166	0.85	—	2.926.166
Placement agent warrant inducement February 25, 2025	87,785	0.85	—	87,785
Balance at March 31, 2025	17,415,328	$2.74	(4,541,726)	12,873,602

	Number of warrants issued	Weighted-average exercise price	Number of warrants exercised	Number of warrants outstanding
Pre-IPO convertible notes	2,900,904	$5.31	—	2,900,904
IPO tradeable	2,326,835	3.06	(725,580)	1,601,255
IPO non-tradeable	3,015,464	3.06	(311,006)	2,704,458
Direct offering March 8, 2024	1,600,000	1.64	(1,066,667)	533,333
Placement agent direct offering March 8, 2024	32,000	1.64	—	32,000
Inducement/direct offering August 5, 2024	1,752,082	1.50	—	1,752,082
Placement agent direct offering August 5, 2024	49,862	1.50	—	49,862
Direct offering October 21, 2024	2,662,782	1.50	—	2,662,782
Placement agent direct offering October 21, 2024	61,448	1.50	—	61,448
Balance at December 31, 2024	14,401,377	$2.95	(2,103,253)	12,298,124